Dividends - Narrative (Details) - 3 months ended Jun. 30, 2023	£ / shares	€ / shares
Unilever PLC
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share) | (per share)	£ 0.3700	€ 0.4268